Document and Entity Information (USD $)	12 Months Ended
	Nov. 30, 2012	Jan. 10, 2013	Nov. 30, 2011
Document And Entity Information
Entity Registrant Name	PEPTIDE TECHNOLOGIES, INC.
Entity Central Index Key	0001357878
Document Type	10-K
Document Period End Date	Nov. 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 0
Entity Common Stock, Shares Outstanding		149,078,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011